NOTE 5 - PREPAID EXPENSES (Details) - Schedule Prepaid Expenses - USD ($)	May 31, 2016	May 31, 2015
NOTE 5 - PREPAID EXPENSES (Details) - Schedule Prepaid Expenses [Line Items]
Prepaid expenses	$ 6,742	$ 31,800
Prepaid Legal Fee [Member]
NOTE 5 - PREPAID EXPENSES (Details) - Schedule Prepaid Expenses [Line Items]
Prepaid expenses	6,742	3,466
Prepaid Consulting Fees [Member]
NOTE 5 - PREPAID EXPENSES (Details) - Schedule Prepaid Expenses [Line Items]
Prepaid expenses	$ 0	$ 28,334